Investments in Joint Ventures - Schedule of Entity Joint Ventures (Parenthetical) (Detail)	Jun. 13, 2025
Cannes View Inc and Colorado Oil and Gas Inc [Member]
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	49.90%